Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Non-financial assets measured and recorded at fair value on a non-recurring

The table below summarizes the non-financial assets that were recorded as of December 31, 2012 and the losses recorded during the period ended December 31, 2012 on those assets:

($ in thousands) Description	Carrying Value at December 31, 2012	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2012
Goodwill	$36,350	$—	$—	$36,350	$—
Intangible assets, other than goodwill	$46,901	$—	$—	$46,901	—
Long-lived assets	$93,725	$—	$—	$93,725	(2,538)

Table reconciles goodwill

The following table reconciles the beginning and ending balances of CTS’ goodwill for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Components and Sensors	EMS	Total

Balance at January 1, 2011	$—	$500	$500
2011 activity	—	—	—

Balance at December 31, 2011	—	500	500
Goodwill recorded in Valpey-Fisher acquisition — Note B, “Acquisitions”	7,665	—	7,665
Goodwill recorded in D&R acquisition — Note B, “Acquisitions”	28,185	—	28,185

Balance at December 31, 2012	$35,850	$500	$36,350

Table reconciles intangible assets, other than goodwill

The following table reconciles the beginning and ending balances of CTS’ intangible assets, other than goodwill for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Total

Balance at January 1, 2011	$31,432
2011 addition — Note B	1,060
2011 amortization expense	(2,606)

Balance at December 31, 2011	29,886
2012 addition – Valpey-Fisher acquisition (Note B)	2,820
2012 addition – D&R acquisition (Note B)	17,373
Backlog-related expense	(150)
2012 amortization expense	(3,028)

Balance at December 31, 2012	$46,901

Table reconciles long-lived assets

The following table reconciles the beginning and ending balances of CTS’ long-lived assets for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Total

Balance at January 1, 2011	$78,213
Capital expenditures	15,574
Capital expenditures to replace property, plant & equipment damaged in Scotland fire	4,733
Fixed assets acquired in Fordahl acquisition — Note B	2,141
Depreciation expense	(14,942)
Fixed assets written off due to Thailand flood	(427)
Disposals and write-offs	(223)
Foreign exchange impact and other	(209)

Balance at December 31, 2011	$84,860
Capital expenditures	13,464
Capital expenditures to replace property, plant & equipment damaged in Thailand flood	2,859
Fixed assets acquired in Valpey-Fisher acquisition — Note B	6,231
Fixed assets acquired in D&R acquisition — Note B	8,635
Depreciation expense	(16,587)
Impairment charges	(2,538)
Disposals	(2,797)
Transfers to asset held for sale	(350)
Foreign exchange impact and other	(52)

Balance at December 31, 2012	$93,725

Financial liability measured at fair value on a recurring basis

The table below summarizes the financial liability that was measured at carrying value, which approximates fair value on a recurring basis as of December 31 2012:

($ in thousands) Description	Carrying Value at December 31, 2012	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2012
Interest rate swap	$1,607	$—	$1,607	$—	$—